Average Annual Total Returns - Retail Class - Transamerica Asset Allocation - Moderate Portfolio	A 1 Year	A 5 Years	A 10 Years	A Inception Date	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions 5 Years	A Return After Taxes on Distributions 10 Years	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	C 1 Year	C 5 Years	C 10 Years	C Inception Date	I 1 Year	I 5 Years	I 10 Years	I Inception Date	R 1 Year	R 5 Years	R 10 Years	R Inception Date	MSCI World Index (reflects no deduction for fees, expenses or taxes) 1 Year		MSCI World Index (reflects no deduction for fees, expenses or taxes) 5 Years		MSCI World Index (reflects no deduction for fees, expenses or taxes) 10 Years		Transamerica Asset Allocation – Moderate Portfolio Blended Benchmark (reflects no deduction for fees, expenses or taxes) 1 Year		Transamerica Asset Allocation – Moderate Portfolio Blended Benchmark (reflects no deduction for fees, expenses or taxes) 5 Years		Transamerica Asset Allocation – Moderate Portfolio Blended Benchmark (reflects no deduction for fees, expenses or taxes) 10 Years		Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years	Transamerica Asset Allocation – Conservative Portfolio Blended Benchmark (reflects no deduction for fees, expenses or taxes) 1 Year	Transamerica Asset Allocation – Conservative Portfolio Blended Benchmark (reflects no deduction for fees, expenses or taxes) 5 Years	Transamerica Asset Allocation – Conservative Portfolio Blended Benchmark (reflects no deduction for fees, expenses or taxes) 10 Years
Total	8.32%	6.81%	6.01%	Mar. 01, 2002	7.14%	5.03%	4.36%	5.48%	4.91%	4.33%	12.72%	7.22%	5.85%	Nov. 11, 2002	15.01%	8.30%	6.90%	Nov. 30, 2009	14.46%	7.78%	6.38%	Jun. 15, 2006	15.90%	[1]	12.19%	[1]	9.87%	[1]	12.53%	[1]	9.05%	[1]	7.92%	[1]	22.18%	15.56%	13.69%	7.51%	4.44%	3.84%

[1]	Effective August 28, 2020, the MSCI World Index became the fund’s primary benchmark and the Transamerica Asset Allocation – Moderate Portfolio Blended Benchmark (consists of Bloomberg Barclays US Aggregate Bond Index, 50% and MSCI World Index, 50%) became the fund’s secondary benchmark, in each case to make more meaningful comparisons of the fund’s performance relative to the investment strategies it employs. Prior to August 28, 2020, the fund’s primary benchmark was the Wilshire 5000 Total Market IndexSM and the fund’s secondary benchmark was the Bloomberg Barclays US Aggregate Bond Index.